SCHEDULE OF PRO FORMA INFORMATION (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [abstract]
Total revenues	$ 9,594
Net loss attributable to the Company	$ 17,635